S000055816 [Member] Investment Strategy - U.S. Quality ESG Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large and mid‑capitalization U.S. companies that NTI believes have favorable environmental, social and governance (“ESG”) characteristics and that meet NTI’s proprietary quality criteria. For purposes of the definition of large or mid‑capitalization companies, companies with a market capitalization within the range of the Russell 1000® Index will be considered large or mid‑capitalization companies.
Using a quantitative, factor based approach, the Fund intends to invest in companies that: (i) meet certain criteria for ESG factors using data provided by one or more third-party research vendors; (ii) meet NTI’s proprietary quality criteria through exhibiting strong business fundamentals based on signals including, but not limited to, profitability, management efficiency, and cash flow generation while additionally considering other company characteristics such as valuation, momentum, and long-term stakeholder value; and (iii) are located, headquartered in, incorporated in or otherwise organized in the United States. The Fund’s ESG criteria is applied to all equity securities that are included in the Russell 1000® Index, except that the Fund may at times hold securities that are subject to, or may hold securities as a result of, certain corporate actions, which securities may not be evaluated for ESG criteria. The Fund expects its investments to be allocated among companies that are diversified in terms of industries and capitalization ranges.
The Fund is managed according to a quantitative model developed by NTI. To define an investable universe and what NTI considers to be companies with favorable ESG characteristics: (i) NTI first excludes securities of companies included in the Russell 1000® Index that are involved in ESG controversies classified as “very severe” by a third-party research vendor under certain global conventions, such as the
United Nations Global Compact Principles; and (ii) NTI also removes companies that, based on its evaluation of ESG data, appear to do a poor job of managing their ESG risks and opportunities relative to their peers as well as those with specified levels of involvement in controversial business practices, e.g., tobacco, civilian firearms, thermal coal, and both controversial and conventional weapons. NTI may modify this list of excluded companies at any time, without shareholder approval or notice.
NTI engages a third-party research vendor to provide ESG data for U.S. companies. The third-party vendor identifies ESG areas of risk and opportunity, evaluates exposure and management, and ranks and rates companies against their industry peers.
NTI also evaluates and ranks the quality of the securities in the universe using NTI’s proprietary quality methodology. NTI defines a “quality” security as one that meets NTI’s proprietary quality criteria based on signals including, but not limited to, those associated with profitability, management efficiency, and cash flow generation. In addition to the ESG and quality criteria described above, other company characteristics, such as valuation, momentum, and long-term stakeholder value, are considered in the security selection process.
The Fund is constructed based on an optimization methodology designed to take active exposure by overweighting and underweighting securities based on their ESG, financial quality, and other quantitative criteria described above. NTI also performs a risk management analysis in which NTI seeks to measure and manage risk exposures at the security, sector and portfolio levels through portfolio diversification. NTI makes final purchase decisions based on the quantitative model described above and on the desired level of diversification. The Fund will normally sell a security that NTI believes is no longer attractive based upon the evaluation criteria described above. Further, in making purchase and sell decisions, NTI seeks to create a portfolio comprised of companies with a lower aggregate carbon footprint than the aggregate carbon footprint of the companies in the Russell 1000® Index, which includes consideration of a company’s emissions and carbon reserves as well as the extent to which a company is prepared for, and can mitigate risk associated with, a transition to a low carbon economy. NTI also seeks to create a portfolio comprised of companies with a higher aggregate ESG score, based on data provided by a third-party research vendor, than the aggregate ESG score of companies in the Russell 1000® Index.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy. ESG criteria are not separately applied to the Fund’s investments in derivatives.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the information technology sector.
Frank Russell Company does not endorse any of the securities in the Russell 1000® Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.